Unrecognized contractual commitments (telecom activities) - Operating activities commitments - Tabular disclosure (Details) € in Millions	Dec. 31, 2022 EUR (€)
Disclosure of unrecognized contractual commitments [line items]
Operating activities commitments	€ 12,462
Operating leases commitments	148
Investment commitments	1,559
Public initiative networks commitments	63
Guarantees granted to third parties in the ordinary course of business	1,462
Not later than one year [member]
Disclosure of unrecognized contractual commitments [line items]
Operating activities commitments	5,097
Operating leases commitments	45
Investment commitments	858
Public initiative networks commitments	13
Guarantees granted to third parties in the ordinary course of business	338
Later than one year and not later than five years [member]
Disclosure of unrecognized contractual commitments [line items]
Operating activities commitments	4,851
Operating leases commitments	76
Investment commitments	587
Public initiative networks commitments	20
Guarantees granted to third parties in the ordinary course of business	567
Later than five years [member]
Disclosure of unrecognized contractual commitments [line items]
Operating activities commitments	2,514
Operating leases commitments	26
Investment commitments	114
Public initiative networks commitments	30
Guarantees granted to third parties in the ordinary course of business	556
Purchase Commitment, Handsets [Member]
Disclosure of unrecognized contractual commitments [line items]
Purchase commitments	2,573
Purchase Commitment, Handsets [Member] | Not later than one year [member]
Disclosure of unrecognized contractual commitments [line items]
Purchase commitments	1,820
Purchase Commitment, Handsets [Member] | Later than one year and not later than five years [member]
Disclosure of unrecognized contractual commitments [line items]
Purchase commitments	746
Purchase Commitment, Handsets [Member] | Later than five years [member]
Disclosure of unrecognized contractual commitments [line items]
Purchase commitments	6
Purchase Commitment, Transmission Capacity [Member ]
Disclosure of unrecognized contractual commitments [line items]
Purchase commitments	1,621
Purchase Commitment, Transmission Capacity [Member ] | Not later than one year [member]
Disclosure of unrecognized contractual commitments [line items]
Purchase commitments	236
Purchase Commitment, Transmission Capacity [Member ] | Later than one year and not later than five years [member]
Disclosure of unrecognized contractual commitments [line items]
Purchase commitments	585
Purchase Commitment, Transmission Capacity [Member ] | Later than five years [member]
Disclosure of unrecognized contractual commitments [line items]
Purchase commitments	800
Purchase Commitment, Other Goods And Services [Member]
Disclosure of unrecognized contractual commitments [line items]
Purchase commitments	5,036
Purchase Commitment, Other Goods And Services [Member] | Not later than one year [member]
Disclosure of unrecognized contractual commitments [line items]
Purchase commitments	1,785
Purchase Commitment, Other Goods And Services [Member] | Later than one year and not later than five years [member]
Disclosure of unrecognized contractual commitments [line items]
Purchase commitments	2,270
Purchase Commitment, Other Goods And Services [Member] | Later than five years [member]
Disclosure of unrecognized contractual commitments [line items]
Purchase commitments	€ 981